Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Effective Income Tax for Continuing Operations From Statutory Canadian Tax Rates

The effective income tax rate for continuing operations in the consolidated statements of income differs from statutory Canadian tax rates as a result of the following:

	For the year ended December 31
	2018	2017
	%	%

Income tax expense at statutory Canadian rates	27.1	27.0
Increase (decrease) resulting from:
Transition tax related to US tax reform	(4.4)	11.8
Rate differential on foreign income	(3.1)	4.0
Research and development and other tax credits	(0.7)	(2.7)
Unrecognized tax losses and temporary differences	2.0	(0.5)
Adjustments in respect of prior years and other	2.6	0.4
Non-deductible expenses and non-taxable income	0.8	(3.5)
Reorganization of corporate structure	-	1.2
Disposition of a subsidiary	-	30.3
Statutory rate change on deferred tax balances	-	(4.8)

	24.3	63.2

Summary of Major Components of Current and Deferred Income Tax Expense (Recovery) from Continuing Operations

Major components of current income tax expense from continuing operations are as follows:

	For the year ended December 31
	2018	2017
	$	$

Ongoing operations	64.5	34.4
Transition tax related to US tax reform	(10.0)	31.2
Disposition of subsidiary	-	124.1
Reorganization of corporate structure	-	3.2

Total current income tax expense	54.5	192.9

Major components of deferred income tax expense (recovery) from continuing operations are as follows:

For the year ended December 31

	2018	2017
	$	$
Unrecognized tax losses and temporary differences	2.7	0.4
Origination and reversal of timing differences	(1.9)	16.3
Recovery arising from previously unrecognized tax assets	(0.2)	(1.6)
Change of tax rates	(0.1)	0.6
Revaluation due to US tax reform	-	(12.6)
Disposition of a subsidiary	-	(29.5)

Total deferred income tax expense (recovery)	0.5	(26.4)

Schedule of Significant Components of the Company's Net Deferred Income Tax Assets (Liabilities) from Continuing Operations

Significant components of net deferred income tax assets (liabilities) are as follows:

	December 31	December 31
	2018	2017
	$	$

Deferred income tax assets (liabilities)
Carrying value of intangible assets in excess of tax cost	(86.1)	(78.8)
Carrying value of property and equipment in excess of tax cost	(7.3)	(3.6)
Cash to accrual adjustment on acquisition of US subsidiaries	(1.2)	(2.5)
Differences in timing of taxability of revenue and deductibility of expenses	33.4	36.1
Loss and tax credit carryforwards	16.7	9.6
Employee defined benefit plan	7.7	3.3
Other	3.7	4.5

	(33.1)	(31.4)

Schedule of Reconciliation of Net Deferred Tax Assets (Liabilities)

The following is a reconciliation of net deferred tax assets (liabilities):

	December 31	December 31
	2018	2017
	$	$

Balance, beginning of the year	(31.4)	(53.4)
Discontinued operations	(8.6)	-
Impact of foreign exchange	(2.3)	1.8
Adoption of IFRS 15 and IFRS 9	6.7	-
Tax effect on other comprehensive income	2.0	(2.4)
Tax recovery during the year recognized in net income	1.3	26.4
Deferred taxes acquired through business combinations	(0.7)	(0.8)
Other	(0.1)	(3.0)

Balance, end of the year	(33.1)	(31.4)

Schedule of Loss Carryforwards

At December 31, 2018, all loss carryforwards and deductible temporary differences available to reduce the taxable income of Canadian, US, and foreign subsidiaries were recognized in the consolidated financial statements, except as noted below:

	December 31	December 31
	2018	2017
	$	$

Deductible temporary differences	13.0	12.8

Non-capital tax losses:
Expire (2019 to 2038)	27.4	16.3
Never expire	73.4	72.2
	100.8	88.5

Capital tax losses:
Never expire	9.3	5.5

	123.1	106.8